LEASES (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee Disclosure [Abstract]
2021	$ 5,279
2022	1,917
2023	3,360
2024	187
2025 and after	2,630
Total future minimum rentals	$ 13,373